Operating Expenses (Details) - Schedule of cost of equipment sales included in the cost of sales - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of equipment sales included in the cost of sales [Abstract]
Cost of equipment sale	$ 6,210	$ 10,416	$ 7,003